Debt (Details 4) (USD $)	3 Months Ended				9 Months Ended		12 Months Ended			0 Months Ended		1 Months Ended	0 Months Ended
	Feb. 01, 2014	May 04, 2013	Feb. 02, 2013	Oct. 27, 2012	Nov. 01, 2014	Nov. 02, 2013	Feb. 01, 2014	Feb. 02, 2013	Jan. 28, 2012	Jun. 16, 2014	Feb. 27, 2013	Feb. 01, 2014	Nov. 01, 2012	May 01, 2012	Oct. 21, 2010	Jul. 02, 2014	Sep. 27, 2012	Jan. 28, 2013	Oct. 31, 2006	Dec. 19, 2013
Debt
Debt issuance costs amortization					$ 8,000,000	$ 7,000,000	$ 10,000,000	$ 14,000,000	$ 17,000,000
Debt issuance costs that are being amortized as interest expense	108,000,000						108,000,000					108,000,000
Loss related to the early extinguishment of the repurchased notes	7,000,000	7,000,000	30,000,000	3,000,000	68,000,000	7,000,000	14,000,000	33,000,000	18,000,000
Michaels Stores Inc
Debt
Debt issuance costs that are being amortized as interest expense	91,000,000						91,000,000					91,000,000
Loss related to the early extinguishment of the repurchased notes					56,000,000	7,000,000	14,000,000	33,000,000	18,000,000
Senior notes due 2018
Debt
Principal amount of notes issued															800,000,000
Stated interest rate (as a percent)	7.75%				7.75%		7.75%					7.75%
Issue price as a percentage of face value															99.262%
Effective interest rate (as a percent)															7.875%
Percentage of aggregate principal amount at which notes may be required to be repurchased in the event of change of control							101.00%
Amount of dividends, distributions and repurchases allowable per the debt covenant	75,000,000						75,000,000					75,000,000
Dividends, distributions and repurchases as a percent of Company's Consolidated Net Income allowable per the debt covenant	50.00%						50.00%					50.00%
Debt issuance costs amortization								20,000,000
Debt issuance costs that are being amortized as interest expense			4,000,000					4,000,000
Loss related to the early extinguishment of the repurchased notes										56,000,000
Redemption premiums included in loss on extinguishment of debt										51,000,000
Unamortized debt issuance costs written-off related to loss on early extinguishment of debt										10,000,000
Senior notes due 2018 | Minimum
Debt
Percentage of principal amount held by holders to declare notes due and payable							25.00%
Senior notes due 2018 | Debt Instrument Redemption Period Prior to November 1 2014 [Member]
Debt
Redemption price of debt instrument as a percentage of principal amount							100.00%
Senior notes due 2018 | Debt Instrument Redemption Period Twelve Month Period Beginning November 1 2014 [Member]
Debt
Redemption price of debt instrument as a percentage of principal amount							103.875%
Senior notes due 2018 | Debt Instrument Redemption Period Twelve Month Period Beginning November 1 2015 [Member]
Debt
Redemption price of debt instrument as a percentage of principal amount							101.938%
Senior notes due 2018 | Debt Instrument Redemption Period Twelve Month Period Beginning November 1 2016 and Thereafter [Member]
Debt
Redemption price of debt instrument as a percentage of principal amount							100.00%
Senior notes due 2018 | Michaels Stores Inc
Debt
Stated interest rate (as a percent)																7.75%
Additional Senior Notes
Debt
Principal amount of notes issued																	200,000,000
Issue price as a percentage of face value																	106.25%
Effective interest rate (as a percent)																	6.50%
Senior Subordinated Notes 11.375 Percent Due 2016 [Member]
Debt
Principal amount of notes issued																			400,000,000
Stated interest rate (as a percent)	11.375%				11.375%		11.375%					11.375%
Redemption price of debt instrument as a percentage of principal amount											103.792%	101.896%
Redemption price of debt instrument												261,000,000
Principal amount of notes redeemed or repurchased	256,000,000	137,000,000									137,000,000	256,000,000
Aggregate principal amount of debt instrument for which the entity delivered an irrevocable notice relating to the redemption																		137,000,000
Loss related to the early extinguishment of the repurchased notes											7,000,000	7,000,000
Redemption premiums included in loss on extinguishment of debt											5,000,000
Unamortized debt issuance costs written-off related to loss on early extinguishment of debt											2,000,000
Senior Notes
Debt
Principal amount of notes issued																			469,000,000
Stated interest rate (as a percent)	13.00%						13.00%					13.00%
Principal amount of notes redeemed or repurchased									163,000,000					127,000,000
Loss related to the early extinguishment of the repurchased notes									18,000,000				11,000,000
Redemption premiums included in loss on extinguishment of debt									7,000,000				8,000,000
Unamortized debt issuance costs written-off related to loss on early extinguishment of debt													3,000,000
Accreted value of notes repurchased									155,000,000
Recognition of unrealized interest accretion and write off of debt issuance costs									11,000,000
Redemption price of amount equal to AHYDO amount as a percentage of principal													100.00%
Redemption price of the remaining balance as a percentage of principal													104.333%
5.875% Senior Subordinated Notes due 2020
Debt
Principal amount of notes issued																				260,000,000
Stated interest rate (as a percent)	5.875%				5.875%		5.875%					5.875%								5.875%
Percentage of aggregate principal amount at which notes may be required to be repurchased in the event of change of control							101.00%
Debt issuance costs amortization							8,000,000
Debt issuance costs that are being amortized as interest expense	4,000,000						4,000,000					4,000,000
5.875% Senior Subordinated Notes due 2020 | Debt Instrument Redemption Period Prior to December 152016 [Member]
Debt
Redemption price of debt instrument as a percentage of principal amount							100.00%
Redemption price as a percentage of principal amount, if using proceeds of equity offerings							105.875%
5.875% Senior Subordinated Notes due 2020 | Debt Instrument Redemption Period Prior to December 152016 [Member] | Minimum
Debt
Percentage of the aggregate principal amount that remain outstanding after each redemption with proceeds from equity offerings	50.00%						50.00%					50.00%
5.875% Senior Subordinated Notes due 2020 | Debt Instrument Redemption Period Prior to December 152016 [Member] | Maximum
Debt
Percentage of the aggregate principal amount that may be redeemed with proceeds from equity offerings	40.00%						40.00%					40.00%
Redemption period following the receipt of proceeds from equity offerings							120 days
5.875% Senior Subordinated Notes due 2020 | Debt Instrument Redemption Period Twelve Month Period Beginning December 152016[Member]
Debt
Redemption price of debt instrument as a percentage of principal amount							102.938%
5.875% Senior Subordinated Notes due 2020 | Debt Instrument Redemption Period Twelve Month Period Beginning December 152017 [Member]
Debt
Redemption price of debt instrument as a percentage of principal amount							101.469%
5.875% Senior Subordinated Notes due 2020 | Debt Instrument Redemption Period Twelve Month Period Beginning December 152018 and Thereafter [Member]
Debt
Redemption price of debt instrument as a percentage of principal amount							100.00%
PIK Notes
Debt
Principal amount of notes issued	800,000,000						800,000,000					800,000,000
Proceeds from debt after discount, fees and expenses							$ 783,000,000
PIK Notes | Minimum
Debt
Stated interest rate (as a percent)	0.075%				7.50%		0.075%					0.075%
PIK Notes | Maximum
Debt
Stated interest rate (as a percent)	0.0825%				8.25%		0.0825%					0.0825%
PIK Notes | Debt Instrument Redemption Period Twelve Months Period From August 1 2014 Member
Debt
Redemption price of debt instrument as a percentage of principal amount							102.00%
PIK Notes | Debt Instrument Redemption Period Twelve Months Period From August 1 2015 Member
Debt
Redemption price of debt instrument as a percentage of principal amount							101.00%
PIK Notes | Debt Instrument Redemption Period Twelve Months Period From August 1 2016 And After Member
Debt
Redemption price of debt instrument as a percentage of principal amount							100.00%